Segmentation of key figures - Top 20 (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
US
Disclosure of operating segments [line items]
Net sales to third parties	17,653	16,818	16,484
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	41,296	41,995	39,013
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	32,137	32,664	29,916
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	9,159	9,331	9,097
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,644	3,548	2,497
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,788	4,718	3,995
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,365	1,428	1,251
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,133	1,059	873
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,013	2,787	3,003
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,370	1,351	920
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,092
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,770	1,693	1,542
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,231	937	687
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties			635
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,088	2,016	1,738
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,923	2,060	1,958
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,561	1,595	1,339
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties		587
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,874	2,160	1,933
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties		584
Innovative Medicines | Established Brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	536
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,238	1,413	1,439
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	859	1,092	1,199
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	745	1,024	1,188
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	743	901	980
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	652	773	1,003
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	512	938	1,083
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties			653
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	15,899	14,999	14,342
Innovative Medicines | US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	12,753	11,688	11,126
Innovative Medicines | US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	3,146	3,311	3,216
Innovative Medicines | US | Promoted Brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,354	1,712	1,277
Innovative Medicines | US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,770	2,883	2,516
Innovative Medicines | US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	570	501	400
Innovative Medicines | US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,153	1,427	1,562
Innovative Medicines | US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	434	469	459
Innovative Medicines | US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	921
Innovative Medicines | US | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	678	606	569
Innovative Medicines | US | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	472	339	318
Innovative Medicines | US | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties			259
Innovative Medicines | US | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,083	947	833
Innovative Medicines | US | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	877	882	859
Innovative Medicines | US | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties		230
Innovative Medicines | US | Established Brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	196
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	800	843	837
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	205	263	315
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	14	14	16
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	55	51	124
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	171	521	644
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties			138
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	25,397	26,996	24,671
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	19,384	20,976	18,790
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	6,013	6,020	5,881
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,290	1,836	1,220
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,018	1,835	1,479
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,365	1,428	1,251
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	563	558	473
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	860	1,360	1,441
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	936	882	461
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	171
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,092	1,087	973
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	759	598	369
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties			376
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,005	1,069	905
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,046	1,178	1,099
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,561	1,595	1,339
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties		357
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,874	2,160	1,933
Innovative Medicines | Rest of the world [member] | Promoted Brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties		584
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	340
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	438	570	602
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	859	1,092	1,199
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	540	761	873
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	729	887	964
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	597	722	879
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	341	417	439
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties			515
Operating segments [member] | Innovative Medicines | Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	31,396	29,754	25,319
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,756	3,560	2,497
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,644	3,548	2,497
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	7,287	7,205	6,119
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,788	4,718	3,995
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,365	1,428	1,251
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,133	1,059	873
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	5,051	5,007	4,272
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,013	2,787	3,003
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,370	1,351	920
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,092	372	15
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,723	4,101	3,666
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,770	1,693	1,542
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,231	937	687
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	474	577	635
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	6,452	6,430	5,617
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,088	2,016	1,738
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,923	2,060	1,958
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,561	1,595	1,339
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	536	587	474
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties	194	164	105
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	3,127	3,451	3,148
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,874	2,160	1,933
Operating segments [member] | Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	479	584	623
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	9,900	12,241	13,694
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,238	1,413	1,439
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	859	1,092	1,199
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	745	1,024	1,188
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	743	901	980
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	652	773	1,003
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	512	938	1,083
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	323	563	653
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	329	431	452
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	310	368	393
Operating segments [member] | Innovative Medicines | Established Brands [member] | Established Brands [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 334	$ 373	$ 360